united states
                                              securities and exchange commission
                                                      washington, d.c. 20549

                                                  form n-csr

                           certified shareholder report of registered management
                                               investment companies

Investment Company Act file number 811-09096

                                                           Ameriprime Funds
                           (Exact name of registrant as specified in charter)

431 North Pennsylvania Street, Indianapolis, Indiana 46204
         (Address of principal executive offices)             (Zip code)

Unified Fund Services, 431 North Pennsylvania Street, Indianapolis,Indiana 46204
    (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 08/31

Date of reporting period: 02/28/2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

February 28, 2003

Dear Fellow Shareholders,

     The IMS Strategic Income Fund opened on November 1, 2002, and recently completed four full months of operation. The Fund has been well received by investors so far. During this initial period, the Fund attracted shareholders that invested approximately $7,351,345. We are pleased with the Fund's acceptance in the marketplace and expect it to continue to grow its asset base in the current environment in which investors are looking for alternatives to the stock market, typical bond funds and the low interest rates offered by financial institutions. Since this is our initial letter to shareholders, it makes sense to summarize our basic goals and objectives for the Fund. The goal was to create a fund that would be different, one that would be an intelligent alternative to the typical bond and fixed income funds available today. We intend to produce a track record that will establish the Fund as one of the best in the industry. We will focus on delivering a high current yield (currently 7.49%) in the form of monthly dividends, while maintaining a relatively stable share price. We designed the fund with the flexibility to hold investments with low interest-rate sensitivity, if necessary, since we see rising interest rates as the biggest threat to most fixed income investors today. You may ask why we have such lofty goals and how we can reasonably expect to accomplish them. First, we have a tremendous amount of confidence in our proven research methods. They have served us well over the last 15 years and their success is evident in the track record of the IMS Capital Value Fund. For example, BusinessWeek magazine recently singled out the IMS Capital Value Fund as one of the best funds in the country over the last five years, in terms of risk-adjusted returns (January 27, 2003, pg. 58). In addition, the Wall Street Journal recently listed the IMS Capital Value Fund as one of the ten best funds in the country for the prior year, in its category (March 4, 2003, pg. D6). We bring this up only because the research methods we use to analyze companies for IMS Capital Value Fund are the same methods we use to select investments for the IMS Strategic Income Fund. In fact, in many cases, we own the same companies, but instead of owning their common stock, we own their bonds, convertibles or preferreds for income purposes. While the Fund may be new, the strategy is not. We manage the Fund in the same way that we have managed the fixed income portion of our private accounts since 1988. What else sets this Fund apart? Flexibility. We built a significant level of flexibility into our prospectus. There are few funds, if any, that have the same level of flexibility in terms of weightings and types of investments. This flexibility is key since most fixed income fund managers are limited by prospectus to one primary type of investment such as investment grade bonds. While most bond fund managers may want to invest elsewhere, recognizing today's historically low interest rates for instance, they are forced by prospectus to stay right where they are. The IMS Strategic Income Fund is not faced with this dilemma. We have the flexibility to invest in all types of income producing securities as we see fit. It gives us the latitude to do what makes sense for our shareholders and ultimately to outperform most other fixed income managers. Obviously, there is no guarantee that we will accomplish the challenging objectives that we have set for the IMS Strategic Income Fund. However, based on what we have been able to achieve with the IMS Capital Value Fund, we have every confidence that we will be successful. We thank you for your vote of confidence, which you have demonstrated by investing with us. We will be working hard to over the next few years to earn your continued trust. By our results, we hope to demonstrate that you made a smart decision.


Sincerely,



Carl W. Marker
Portfolio Manager, IMS Strategic Income Fund
President & Founder, IMS Capital Management, Inc.

     For more complete information, including charges and expenses, obtain a prospectus by calling 1-800-934-5550. The prospectus should be read carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., member NASD

     Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Management Discussion & Analysis

     The IMS Strategic Income Fund opened on November 1, 2002 and completed four full months of operation as of February 28, 2003. During the four month period, the Fund produced a total return of 5.64%.

     The Fund opened with an initial net asset value (NAV) per share of $10.00, and by the end of the period, the Fund's share price stood at $10.42, after paying $0.14 in total dividends on December 12th, January 16th and February 18th.

     The Fund had a current 30-day yield as of February 28, 2003 of 6.00%, and net assets of $7,529,319.

                                                    IMS Strategic Income Fund
                                                  Performance and Yield Summary

Total return since inception on November 1, 2002:    5.64%
SEC 30-Day Yield as of February 28, 2003:            6.00%

     Past performance is no guarantee of future results. Please read the prospectus carefully before investing as it contains important information about the risks, fees, and expenses associated with investing in the Fund. Share price and principal value will vary thus shares when redeemed may be worth more or less than original cost. The figures above do not reflect the taxes that an investor might pay on the dividend distributions if shares are held in a taxable account.

IMS Strategic Income Fund
Schedule of Investments
February 28, 2003 (Unaudited)

Common Stocks - 9.70%                                                                 Shares                 Value

Commercial Printing - 0.44%

Donnelley, R.R. & Sons                                                                    1,800                $32,868
                                                                                                         --------------

National Commercial Banks - 0.90%
J.P. Morgan Chase & Co.                                                                   3,000                 68,040
                                                                                                         --------------

Pharmaceutical Preparations - 0.62%
Bristol-Myers Squibb, Inc.                                                                2,000                 46,600
                                                                                                         --------------

Real Estate Investment Trusts - 4.07%
FBR Asset Investment Corp.                                                                3,900                125,112
Gables Residential Trust                                                                  7,100                181,192
                                                                                                         --------------
                                                                                                               306,304
                                                                                                         --------------

Retail - Grocery Stores - 0.75%
Albertson's, Inc.                                                                         3,000                 56,490
                                                                                                         --------------

Services - Management Services - 0.65%
ServiceMaster Co.                                                                         5,000                 48,850
                                                                                                         --------------

Telephone Communications (No Radiotelephone) - 1.76%
Sprint Corp.                                                                              5,000                 63,500
Verizon Communications, Inc.                                                              2,000                 69,160
                                                                                                         --------------
                                                                                                               132,660
                                                                                                         --------------

Water Transportation - 0.51%
Nordic American Tanker Shipping Ltd.                                                      2,800                 38,500
                                                                                                         --------------

TOTAL COMMON STOCKS (Cost $760,070)                                                                            730,312
                                                                                                         --------------

Certificate of Deposits - 7.31%
Summit CD, 8.50%, 11/29/2007                                                            250,000                250,000
Summit CD, 8.50%, 12/26/2007                                                            300,000                300,000
                                                                                                         --------------

TOTAL CERTIFICATE OF DEPOSITS (Cost $550,000)                                                                  550,000
                                                                                                         --------------

Convertible Preferred Stocks - 8.07%
Capstead Mortgage Corp.                                                                  26,500                318,000
Cummins Capital Trust I                                                                   4,100                176,813
Ford Capital Trust II                                                                     2,800                112,700
                                                                                                         --------------

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $607,797)                                                             607,513
                                                                                                         --------------

IMS Strategic Income Fund
Schedule of Investments
February 28, 2003 (Unaudited)

                                                                                      Shares                 Value
Corporate Bonds - 20.61%
Akamai Technologies, Inc., 5.50%, 7/1/2007                                              575,000                262,344
Marvel Enterprises, 12.00%, 6/15/2009                                                   900,000                949,500
Nextel Communication, 9.50%, 2/1/2011                                                   100,000                101,000
Public Service Energy, 10.00%, 10/1/2009                                                240,000                239,139
                                                                                                         --------------

TOTAL CORPORATE BONDS (Cost $1,514,916)                                                                      1,551,983
                                                                                                         --------------

Mutual Funds - 10.08%
ACM Income Fund, Inc.                                                                    33,100                280,688
American Strategic Income III Fund                                                       21,200                266,272
Oppenheimer Multi-Sector Income Trust                                                    27,000                211,950
                                                                                                         --------------

TOTAL MUTUAL FUNDS (Cost $751,879)                                                                             758,910
                                                                                                         --------------

Preferred Stocks - 38.34%
Ameren Corp.                                                                              5,300                137,800
Hillman Group Capital Trust                                                              12,800                323,200
Host Marriott Financial Trust                                                             5,100                170,213
Metropolitan Mortgage & Securities                                                       68,600              1,663,550
Mid-American Apartment Communities                                                        5,800                147,436
Motorola, Inc.                                                                           10,700                319,663
Realty Income Corp.                                                                       4,700                125,208
                                                                                                         --------------

TOTAL PREFERRED STOCKS (Cost $2,924,312)                                                                     2,887,069
                                                                                                         --------------

Money Market Securities - 14.46%
Huntington Money Market Investors Shares - Class A, 0.25%, (Cost $1,088,914) (b)      1,088,914              1,088,914
                                                                                                         --------------

TOTAL INVESTMENTS (Cost $8,197,888) - 108.57%                                                            $  8,174,701
                                                                                                         --------------

Liabilities in excess of  other assets - (8.57%)                                                             (645,382)
                                                                                                         --------------

TOTAL NET ASSETS - 100.00%                                                                               $  7,529,319
                                                                                                         ==============


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2003.

IMS Strategic Income Fund
Statement of Assets and Liabilities
February 28, 2003 (Unaudited)


Assets

Investments in securities, at value (cost $8,197,888)                                  $8,174,701
Interest receivable                                                                        42,801
Dividends receivable                                                                        1,598
Receivable for fund shares sold                                                           145,000
                                                                                  ----------------
     Total assets                                                                       8,364,100
                                                                                  ----------------

Liabilities
Accrued advisory fees                                                                      10,912
Other payables and accrued expenses                                                        11,213
Payable for investments purchased                                                         812,656
                                                                                  ----------------
     Total liabilities                                                                    834,781
                                                                                  ----------------


Net Assets                                                                             $7,529,319
                                                                                  ================

Net Assets consist of:
Paid in capital                                                                         7,526,454
Accumulated net investment income (loss)                                                    5,872
Accumulated net realized gain (loss) on investments                                        20,180
Net unrealized appreciation (depreciation) on investments                                (23,187)
                                                                                  ----------------


Net Assets, for 722,671 shares                                                         $7,529,319
                                                                                  ================

Net Asset Value

Net asset value and offering price per share ($7,529,719 / 722,671)                        $10.42
                                                                                  ================


Minimum redemption price per share ($10.42 * 99%)                                          $10.32
                                                                                  ================

IMS Strategic Income Fund
Statement of Operations
Period ended February 28, 2003 (Unaudited)


Investment Income

Dividend income                                                                        $42,750
Interest income                                                                         51,267
                                                                                   ------------
  Total Income                                                                          94,017
                                                                                   ------------

Expenses
Investment advisor fee                                                                  14,175
Administration expenses                                                                  6,250
Fund accounting expenses                                                                 3,900
Legal expenses                                                                             714
Trustee expenses                                                                           628
Pricing expenses                                                                           886
Registration expenses                                                                    9,815
Printing expenses                                                                           15
Transfer agent expenses                                                                  3,948
Miscellaneous expenses                                                                     593
                                                                                   ------------
  Total Expenses                                                                        40,924
Waived and reimbursed expenses                                                        (18,474)
                                                                                   ------------
Total operating expenses                                                                22,450
                                                                                   ------------
Net Investment Income (Loss)                                                            71,567
                                                                                   ------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                       20,180
Change in net unrealized appreciation (depreciation)
   on investment securities                                                           (23,187)
                                                                                   ------------
Net realized and unrealized gain (loss) on investment securities                       (3,007)
                                                                                   ------------
Net increase (decrease) in net assets resulting from operations                       $68,560

                                                                                   ============

IMS Strategic Income Fund
Statement of Changes In Net Assets

                                                                                     Period ended
                                                                                    Feb. 28, 2003  (a)
Increase (Decrease) in Net Assets                                                    (Unaudited)
                                                                                   -----------------
Operations

  Net investment income (loss)                                                              $71,567
  Net realized gain (loss) on investment securities                                          20,180
  Change in net unrealized appreciation (depreciation)                                     (23,187)
                                                                                   -----------------
  Net increase (decrease) in net assets resulting from operations                            68,560
                                                                                   -----------------
Distributions
  From net investment income                                                               (65,695)
  From net realized gain                                                                          -
                                                                                   -----------------
  Total distributions                                                                      (65,695)
                                                                                   -----------------
Capital Share Transactions
  Proceeds from shares sold                                                               7,493,417
  Reinvestment of distributions                                                              59,043
  Amount paid for shares repurchased                                                       (26,006)
                                                                                   -----------------
  Net increase (decrease) in net assets
resulting
     from share transactions                                                              7,526,454
                                                                                   -----------------
Total Increase (Decrease) in Net Assets                                                   7,529,319
                                                                                   -----------------

Net Assets
  Beginning of period                                                                             -
                                                                                   -----------------
  End of period [including accumulated net

    investment income (loss) of  $6,272]                                                 $7,529,319
                                                                                   =================

Capital Share Transactions
  Shares sold                                                                               719,547
  Shares issued in reinvestment of
distributions                                                                                 5,600
  Shares repurchased                                                                        (2,476)
                                                                                   -----------------

  Net increase (decrease) from capital transactions                                         722,671
                                                                                   =================


(a) For the period November 5, 2002 (commencement of operations) to February 28, 2003.

IMS Strategic Income Fund
Financial Highlights

                                                                                  Period ended
                                                                                 Feb. 28, 2003 (c)
                                                                                   (Unaudited)
                                                                                ------------------

Selected Per Share Data

Net asset value, beginning of period                                                       $10.00
                                                                                ------------------
Income from investment operations

  Net investment income (loss)                                                               0.22

  Net realized and unrealized gain (loss)                                                    0.34
                                                                                ------------------
Total from investment operations
                                                                                             0.56
                                                                                ------------------
Less Distributions to shareholders:

  From net investment income                                                                (0.14)

  From net realized gain                                                                     0.00
                                                                                ------------------

Total distributions                                                                         (0.14)
                                                                                ------------------


Net asset value, end of period                                                             $10.42
                                                                                ==================

Total Return                                                                                5.64%(b)

Ratios and Supplemental Data

Net assets, end of period (000)                                                            $7,529

Ratio of expenses to average net assets                                                     1.96%(a)
Ratio of expenses to average net assets

   before waiver & reimbursement                                                            2.24%(a)
Ratio of net investment income to

   average net assets                                                                       6.25%(a)
Ratio of net investment income to

   average net assets before waiver & reimbursement                                         5.96%(a)
Portfolio turnover rate                                                                     5.18%



(a) Annualized.
(b) For periods of less than a full year, total return is not annualized.
(c) For the period November 5, 2002 (commencement of operations) to February 28, 2003.

                                                         IMS Strategic Income
                                                   Notes to Financial Statements
                                                   February 28, 2003 (Unaudited)

NOTE 1.  ORGANIZATION

     IMS Strategic Income Fund (the Fund) was organized as a non-diversified series of AmeriPrime Funds (the Trust) on September 30, 2002 and commenced operations on November 5, 2002. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the Trust Agreement). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment objective of the Fund is to provide current income. The investment advisor of the Fund is IMS Capital Management, Inc. (the Advisor).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Advisor, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

                          IMS Strategic Income Fund
                          Notes to Financial Statements
                          February 28, 2003 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains IMS Capital Management, Inc. to manage the Fund's investments. Carl W. Marker, Chairman and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the Agreement), the Advisor manages the Fund investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.26% of the average daily net assets of the Fund. For the period ended February 28, 2003, the Advisor earned a fee of $14,175.

     The Advisor has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses through October 31, 2006 to reimburse the Fund for organizational expenses and to maintain the Fund's total operating expenses, (excluding brokerage costs, borrowing costs, such as (a) interest and (b) dividends on securities sold short, taxes and extraordinary expenses), as a percentage of average daily net assets, at 1.96%. For the period ended February 28, 2003, the Advisor reimbursed expenses of $18,474.

     The Fund retains Unified Fund Services, Inc. (Unified), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For those services Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average daily net assets under $50 million, 0.075% of the Fund's average daily net assets from $50 million to $100 million, and 0.050% of the Fund's average daily net assets over $100 million (subject to a minimum fee of $2,500 per month). For the period ended February 28, 2003, Unified earned $6,250 for administrative services.

     The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.20 per shareholder (subject to a minimum monthly fee of $900) for these transfer agency services. For the period ended February 28, 2003, Unified earned $3,948 for transfer agency services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.0275% of the Fund's assets up to $100 million, and 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 million to $100 million). For the period ended February 28, 2003, Unified earned $4,786 for fund accounting services. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

                           IMS Strategic Income Fund
                         Notes to Financial Statements
                          February 28, 2003 (Unaudited)


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     The Fund retains Unified Financial Securities, Inc., ( the Distributor) a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the Distributor during the period ended February 28, 2003. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

     The Fund. For the period ended February 28, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $13,599,761 and $213,848, respectively. As of February 28, 2003, the gross unrealized appreciation for all securities totaled $73,047 and the gross unrealized depreciation for all securities totaled $96,233 for net unrealized depreciation of $23,186. The aggregate cost of securities for federal income tax purposes at February 28, 2003 was $8,197,888.

NOTE 5.  ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ELECTION OF TRUSTEES

     At a special meeting of the shareholders held on December 18, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For               Against             Withheld              Total

Timothy L. Ashburn                    11,300,632.473          987.366          4,698,819.489       16,000,439.328

Daniel J. Condon                      11,300,632.473          987.366          4,698,819.489       16,000,439.328

Gary E. Hippenstiel                   11,300,632.473          987.366          4,698,819.489       16,000,439.328

Stephen A. Little                     11,300,632.473          987.366          4,698,819.489       16,000,439.328

Ronald C. Tritschler                  11,300,632.473          987.366          4,698,819.489       16,000,439.328


Item 2.  Code of Ethics.  Not applicable to Semi-Annual Reports.

Item 3. Audit Committee Financial Expert. Not applicable to Semi-Annual Reports.

Items 4-8.  Reserved

Item 9. Controls and Procedures. Not applicable to Semi-Annual Reports for the period ended February 28, 2003.

Item 10. Exhibits. Certifications required by Item 10(b) of Form N-CSR are filed herewith.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).]



                                                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameriprime Funds

By (Signature and Title)
*         /s/ Timothy Ashburn
         Timothy Ashburn, President

Date 04/15/2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*          /s/ Timothy Ashburn
         Timothy Ashburn, President

Date 04/15/2003

By (Signature and Title)
*          /s/ Thomas Napurano
         Thomas Napurano, Chief Financial Officer

Date 04/15/2003